Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, subject to possible redemption, shares	3,329,638	5,076,777	23,000,000
Common stock, subject to possible redemption per share (in Dollars per share)		$ 10.23	$ 10
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,329,638	5,076,777
Common stock, shares outstanding	3,329,638	5,076,777
Temporary Equity, Shares Outstanding	3,329,638	5,076,777
Temporary Equity, Redemption Price Per Share	$ 10.57	$ 10.23
Temporary equity share outstanding	1,747,139
Temporary equity per share	$ 10.55
Common Class B [Member]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000